Condensed Balance Sheets of Parent Company (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	$ 3,621	¥ 25,206	¥ 92,684	¥ 166,690
Accounts receivable, net	27,477	191,299	397,969
Amounts due from subsidiaries and VIEs		358
Prepayments and other current assets	16,845	117,269	294,904
Total current assets	48,682	338,916	786,891
Total assets	85,749	596,972	915,390
Current liabilities:
Accrued expenses and other current liabilities	13,747	95,701	147,940
Salaries and welfare payable	10,864	75,630	65,451
Total current liabilities	107,622	749,246	860,368
Total liabilities	137,131	954,682	860,580
Shareholders' equity (deficiency)
Additional paid-in capital	182,848	1,272,959	1,146,253
Statutory Reserve	1,853	12,903	12,903
Accumulated other comprehensive loss	(5,437)	(37,858)	(35,496)
Accumulated deficit	(232,029)	(1,615,338)	(1,077,409)
Total Gridsum's shareholders' equity (deficiency)	(52,731)	(367,101)	46,459
Total liabilities and shareholders' equity (deficiency)	85,749	596,972	915,390
Class A Ordinary Shares
Shareholders' equity (deficiency)
Ordinary shares	4	31	31
Class B Ordinary Shares
Shareholders' equity (deficiency)
Ordinary shares	30	202	177
Gridsum Holding Inc.
Current assets:
Cash and cash equivalents	47	324	4,493
Accounts receivable, net	12	81
Amounts due from subsidiaries and VIEs			55,460
Prepayments and other current assets	2,231	15,541	9,982
Total current assets	2,290	15,946	69,935
Total assets	2,290	15,946	69,935
Current liabilities:
Accrued expenses and other current liabilities	5,293	36,849	23,476
Salaries and welfare payable	196	1,367
Amounts due to subsidiaries and VIEs	49,532	344,831
Total current liabilities	55,021	383,047	23,476
Total liabilities	55,021	383,047	23,476
Commitments and contingencies
Shareholders' equity (deficiency)
Additional paid-in capital	182,848	1,272,959	1,146,253
Statutory Reserve	1,853	12,903	12,903
Accumulated other comprehensive loss	(5,437)	(37,858)	(35,496)
Accumulated deficit	(232,029)	(1,615,338)	(1,077,409)
Total Gridsum's shareholders' equity (deficiency)	(52,731)	(367,101)	46,459
Total liabilities and shareholders' equity (deficiency)	2,290	15,946	69,935
Gridsum Holding Inc. | Class A Ordinary Shares
Shareholders' equity (deficiency)
Ordinary shares	4	31	31
Gridsum Holding Inc. | Class B Ordinary Shares
Shareholders' equity (deficiency)
Ordinary shares	$ 30	¥ 202	¥ 177